GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares 2x Long COIN Daily ETF	Schedule of Investments
March 31, 2024 (Unaudited)

GraniteShares ETF Trust

Schedule of Investments

GraniteShares 2x Long COIN Daily ETF

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 4.12%
Capital Markets - 4.12%
Coinbase Global, Inc.	78,000	$20,679,360
TOTAL COMMON STOCKS
(Cost $20,023,380)		20,679,360

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 59.65%(a)
United States Treasury Bill, 4.402% , 04/23/2024	$300,000,000	299,082,999
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $299,083,000)		299,082,999
TOTAL INVESTMENTS - 63.77%
(Cost $319,106,380)		$319,762,359
Other Assets In Excess Of Liabilities - 36.23%		181,704,331
NET ASSETS (100.00%)		$501,466,690

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation(a)	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Coinbase Global, Inc.	USD	$338,562,482	OBFR01	300 bps	04/11/2025	$338,562,482	$–
TD Cowen	Coinbase Global, Inc.	USD	268,324,349	OBFR01	100 bps	12/30/2024	410,406,820	142,082,471
Natixis SA	Coinbase Global, Inc.	USD	192,246,408	OBFR01	375 bps	04/07/2025	198,803,944	6,557,536
Nomura Holdings, Inc.	Coinbase Global, Inc.	USD	20,172,045	OBFR01	125 bps	04/23/2025	20,817,488	645,443
TOTAL			$819,305,284				$968,590,734	$149,285,450

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$20,679,360	$–	$–	$20,679,360
United States Treasury Obligations	299,082,999	–	–	299,082,999
Total	$319,762,359	$–	$–	$319,762,359

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$149,285,450	$–	$149,285,450
Total	$–	$149,285,450	$–	$149,285,450